Other Current and Other Long-term Liabilities	12 Months Ended
Dec. 31, 2019
Other Liabilities, Current [Abstract]
Other Current and Other Long-term Liabilities	Other Current and Other Long-term Liabilities
Other current liabilities consisted of the following at December 31:

Other current liabilities	2019	2018

Rebates, product returns, administrative fees and service fees	$4,593,167	$4,969,515
Employee wages and benefits	1,295,905	1,263,426
Stock payable	—	1,085,400
Current portion of accrued contingent consideration	2,374,776	2,290,000
Deferred acquisition liability	—	5,000,000
Accrued inventory purchases	829,047	434,405
Accrued payment for asset purchase	1,000,000	—
Other	991,974	1,001,724
Total other current liabilities	$11,084,869	$16,044,470

Other long-term liabilities	2019	2018

Noncurrent portion of accrued contingent consideration	$6,258,813	$7,212,000
Deferred compensation	2,278,164	1,588,123
Other	200,346	519,020
Total other long-term liabilities	$8,737,323	$9,319,143